<SEC-DOCUMENT>
<SEC-HEADER>

CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20090630
FILED AS OF DATE:		20090630
DATE AS OF CHANGE:		20090630
EFFECTIVENESS DATE:		20090630

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			South Street Advisors LLC
		CENTRAL INDEX KEY:			0001399706
		IRS NUMBER:				133992033
		STATE OF INCORPORATION:			NY
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12519
		FILM NUMBER:		08609811

	BUSINESS ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
		BUSINESS PHONE:		212-292-7803

	MAIL ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
</SEC-HEADER>




                              Form 13F SUMMARY PAGE




Report Summary:                                       2

                                                 -------------

Form 13F Information Table Entry Total:               30
                                                 ------------

Form 13F Information Table Value Total:           $77,531
                                                 ------------
                                                 (thousands)


                                                                                                                         VOTING
                              TITLE OF                        VALUE      SHRS/     SH/PRN OR   INVESTMENT   OTHER     AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (x$1000)   PRN AMT     PUT/CALL   DISCRETION  MANAGERS     SOLE
- - -------------------------------------------------------------------------------------------------------


Amphenol Corp. Cl A      COM             032095101     3,347      105,805   SH SOLE N/A  SOLE
AT&T                              COM             00206R102    3,087    124,285   SH SOLE N/A  SOLE
BHP Billiton Ltd             SPONSORED ADR   088606108     3,919     71,610   SH SOLE N/A  SOLE
Burlington Northern Santa FeCOM 12189T104   3,554    48,330   SH SOLE N/A SOLE
Cephalon Inc                 COM           156708109    2,786     49,190   SH SOLE N/A  SOLE
Chevron Corp  	  COM             166764100    2,993      45,185   SH SOLE N/A  SOLE
Cisco Systems Inc        COM             17275R102    3,320    178,068   SH SOLE N/A  SOLE
Columbia Int'l Val Fd Cl Z Int'l Eqty Mutal FD  638581470      512    41,374    SH SOLE N/A  SOLE
CVS Carmark  Corp.     COM             126650100     3,512       110,220    SH SOLE N/A  SOLE
Devon Energy                COM             25179M103     3,316  60,861    SH SOLE N/A  SOLE
DirectTV Group Inc.       COM             25459106  3,382     136,890   SH SOLE N/A  SOLE
EMC Corp                      COM           268648102  2,685    204,970   SH SOLE N/A  SOLE
Energizer                         COM             29266R108    3,163      60,555    SH SOLE N/A  SOLE
Exxon Mobil Corp           COM             30231G102      1,487      21,279     SH SOLE N/A  SOLE
Goldman Sachs                     COM             38141G104    833      5,650    SH SOLE N/A  SOLE
Hewlett-Packard                   COM             428236103   2,722    70,450    SH SOLE N/A  SOLE
HSBC Hldgs Plc ADR     SPONSORED ADR   404280406   450  10,790     SH SOLE N/A  SOLE
Molson Coors Brewing Co CL B COM  60871R209 3,421 80,840  SH SOLE N/A  SOLE
Nalco Holding Co.       COM            62985Q101   2,303     136,760    SH SOLE N/A  SOLE
Oracle Corp                  COM             68389X105   3,838     179,190   SH SOLE N/A  SOLE
Pepsico                           COM             713448108     323      5,880     SH SOLE N/A  SOLE
Polo Ralph Lauren Corp CL A  COM   731572103    3,921    73,235  SH SOLE N/A  SOLE
Raymond James Financial Inc    COM   754730109    2,131   123,830    SH SOLE N/A  SOLE
Research In Motion     COM       760975102    3,364     47,325     SH SOLE N/A  SOLE
Shire Pharmaceuticals Grp PLC ADR SPONSORED ADR   82481R106     3,141    75,745     SH SOLE N/A  SOLE
Stryker                  COM             863667101    3,403  85,635    SH SOLE N/A  SOLE
The Dun & Bradstreet Corp         COM             26483E100     3,174  39,085    SH SOLE N/A  SOLE
Transocean Inc                    COM             G90078109     427   5,750    SH SOLE N/A  SOLE
Vanguard NY Insd Tax Free Fd  COM             91324P102    268    25,279      SH SOLE N/A  SOLE
Warner Chilcott Limited     COM             G9435108   2,736    208,120    SH SOLE N/A  SOLE
     30                                                          77,531








</SEC-DOCUMENT>